S-K 1602(c) Dilution	Nov. 05, 2025 USD ($) $ / shares shares
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.08
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 193,401,991
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	27,306,667
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.43
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.57
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 143,401,991
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	22,306,667
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.4
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.6
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 93,401,991
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,306,667
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.47
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 43,401,991
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,306,667
Without Over-Allotment [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10	[1],[2]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.9)	[1]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.9	[1]
Net Tangible Book Value	$ (15,509)	[1]
Net Tangible Book Value Adjusted	$ (6,598,009)	[1]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667	[1]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	7,306,667	[1]
Without Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.08
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.43
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.4
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Without Over-Allotment [Member] | Public Units [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.9)	[1]
Without Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 201,650,000	[3]
Without Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,650,000	[3]
Without Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,650,000	[3]
Without Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,650,000	[3]
Without Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,650,000	[1],[3]
Without Over-Allotment [Member] | Offering Costs Accrued [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
Without Over-Allotment [Member] | Offering Costs Accrued [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
Without Over-Allotment [Member] | Offering Costs Accrued [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
Without Over-Allotment [Member] | Offering Costs Accrued [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600	[1]
Without Over-Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)
Without Over-Allotment [Member] | Deferred underwriting commissions [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,000,000)	[1]
Without Over-Allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(256,100)
Without Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(256,100)
Without Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(256,100)
Without Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(256,100)
Without Over-Allotment [Member] | Overallotment liability [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(256,100)	[1]
Without Over-Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		[2]
Without Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(50,000,000)	[2]
Without Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(100,000,000)	[2]
Without Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(150,000,000)	[2]
Without Over-Allotment [Member] | Amounts paid for redemptions [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (200,000,000)	[1],[2]
Without Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	1,000,000
Without Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	1,000,000
Without Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	1,000,000
Without Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	1,000,000
Without Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	1,000,000	[1]
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000	[1]
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	640,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	640,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	640,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	640,000
Without Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	640,000	[1]
Without Over-Allotment [Member] | Shares Subject To Redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
Without Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,000,000
Without Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,000,000
Without Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over-Allotment [Member] | Shares Subject To Redemption [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000	[1]
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 222,458,091
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	31,366,667
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.56
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 164,958,091
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	25,616,667
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.59
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 107,458,091
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	19,866,667
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.54
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.46
Net Tangible Book Value	$ (15,509)
Net Tangible Book Value Adjusted	$ 49,958,091
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,116,667
With Over-Allotment [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10	[1],[2]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares		[1],[2]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.9)	[1]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.9	[1]
Net Tangible Book Value	$ (15,509)	[1]
Net Tangible Book Value Adjusted	$ (7,541,909)	[1]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,366,667	[1]
With Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.09
With Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
With Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
With Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.54
With Over-Allotment [Member] | Public Units [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.9)	[1],[2]
With Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 231,650,000	[3]
With Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,650,000	[3]
With Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,650,000	[3]
With Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,650,000	[3]
With Over-Allotment [Member] | Net Proceeds From This Offering And The Sale Of Private Placement Warrants [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,650,000	[1],[3]
With Over-Allotment [Member] | Offering Costs Accrued [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
With Over-Allotment [Member] | Offering Costs Accrued [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
With Over-Allotment [Member] | Offering Costs Accrued [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
With Over-Allotment [Member] | Offering Costs Accrued [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600
With Over-Allotment [Member] | Offering Costs Accrued [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	23,600	[1]
With Over-Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,200,000)
With Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,200,000)
With Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,200,000)
With Over-Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,200,000)
With Over-Allotment [Member] | Deferred underwriting commissions [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(9,200,000)	[1]
With Over-Allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Overallotment liability [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		[1]
With Over-Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		[2]
With Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(57,500,000)	[2]
With Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(115,000,000)	[2]
With Over-Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(172,500,000)	[2]
With Over-Allotment [Member] | Amounts paid for redemptions [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (230,000,000)	[1],[2]
With Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over-Allotment [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares		[1]
With Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Units Offered [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000	[1]
With Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	700,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	700,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	700,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	700,000
With Over-Allotment [Member] | Class A Ordinary Shares Included In Private Placement Units [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	700,000	[1]
With Over-Allotment [Member] | Shares Subject To Redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
With Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	11,500,000
With Over-Allotment [Member] | Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over-Allotment [Member] | Shares Subject To Redemption [Member] | Maximum Redemptions
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000	[1]

[1]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”
[2]	Upon the consummation of our initial business combination, $0.20 per unit, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full), is payable upon the closing of this offering. $0.40 per share, or $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination.
[3]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $4,000,000 or $4,600,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”